PENSIONS AND OTHER POST RETIREMENT BENEFITS - Expenses (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Defined benefits pension plans
Pension and other PostRetirement Benefits,
Current service cost	$ 220	$ 235
Interest cost	37	35
Defined benefit plans expense	257	270
Defined contribution plans expense	82	77
Total benefit plans expense charged to earnings	339	347
Return on plan assets (excluding amounts included in net interest expense)	(781)	299
Experience gain arising on plan liabilities	(11)	(26)
Actuarial loss (gain) arising from changes in financial assumptions	799	(354)
Actuarial gain arising from changes in demographic assumptions		(1)
Actuarial loss (gain) recognized in other comprehensive income	7	(82)
Defined benefits other post retirement benefits
Pension and other PostRetirement Benefits,
Current service cost	13	13
Interest cost	22	21
Defined benefit plans expense	35	34
Total benefit plans expense charged to earnings	35	34
Experience gain arising on plan liabilities	(2)	(18)
Actuarial loss (gain) arising from changes in financial assumptions	66	(42)
Actuarial loss (gain) recognized in other comprehensive income	$ 64	$ (60)